INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of income tax [Abstract]
Loss before income taxes	$ 13,008	$ 7,056	$ 16,670
Income tax recovery at statutory rates	(3,512)	(1,905)	(4,503)
Difference of foreign tax rates	19	(8)	(2)
Non-deductible expenses and non-taxable portion of capital gains	1,061	(216)	1,316
Changes in unrecognized deferred tax assets and other	2,487	2,201	3,295
Income tax expense (recovery)	55	72	106
Income tax expense consists of:
Current income taxes	0	0	0
Deferred income taxes	55	72	106
Deferred income tax expense (recovery)	$ 55	$ 72	$ 106